Property, Equipment and Capitalized Software (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Equipment and Capitalized Software
Less: Accumulated depreciation and amortization	$ (107,605)	$ (84,579)
Total property, equipment and capitalized software, net	$ 47,113	44,644
Virtu Financial, LLC and subsidiaries
Property, Equipment and Capitalized Software
Property, equipment and capitalized software, gross		129,223	$ 94,982
Less: Accumulated depreciation and amortization		(84,579)	(57,397)
Total property, equipment and capitalized software, net		44,644	37,585
Virtu Financial, LLC and subsidiaries | Capitalized software
Property, Equipment and Capitalized Software
Property, equipment and capitalized software, gross		47,484	37,962
Virtu Financial, LLC and subsidiaries | Leasehold improvements
Property, Equipment and Capitalized Software
Property, equipment and capitalized software, gross		8,799	10,226
Virtu Financial, LLC and subsidiaries | Furniture, fixtures and equipment
Property, Equipment and Capitalized Software
Property, equipment and capitalized software, gross		72,863	$ 46,794
Virtu Financial, LLC and subsidiaries | Land
Property, Equipment and Capitalized Software
Property, equipment and capitalized software, gross		$ 77